Related Party Transactions (Service Agreements - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction, Due from (to) Related Party [Abstract]
Net receivables (payables), due from (to) affiliates	$ (282)	$ (169)
Related Party Transaction [Line Items]
Other expenses	6,258	6,071	$ 5,988
Universal life and investment-type product policy fees	2,584	2,466	2,363
Other revenues	1,536	1,808	1,699
Affiliated Entity
Related Party Transaction [Line Items]
Universal life and investment-type product policy fees	135	129	127
Other revenues	151	177	142
Affiliated Entity | Services Necessary To Conduct The Company's Activities
Related Party Transaction [Line Items]
Other expenses	2,100	2,100	2,400
Affiliated Entity | Services Necessary To Conduct The Affiliates' Activities
Related Party Transaction [Line Items]
Other expenses	$ 1,500	$ 1,800	$ 1,400